SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 847,086	$ 882,147
Intangible assets gross	18,259,863	18,259,863	$ 880,000
Intangible assets, accumulated amortization	(412,777)	(377,716)	(279,683)
Intangible assets, net	17,847,086	17,882,147	600,317
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross	17,000,000	17,000,000
Indefinite-lived intangible assets, accumulated amortization
Indefinite-lived intangible assets, net	17,000,000	17,000,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,259,863	1,259,863	880,000
Finite-lived intangible assets, accumulated amortization	(412,777)	(377,716)	(279,683)
Finite-lived intangible assets, net	$ 847,086	$ 882,147	$ 600,317